Leases - Schedule of Information on leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information on leases [Abstract]
Expenses relating to operating lease costs	$ 2,455	$ 2,225
Expenses relating to short-term leases	38	62
Expenses relating to variable lease payments	3,536	2,872
Total cash outflow for leases	$ 6,029	$ 5,159